Income Taxes - Components of Income Tax Provision (Benefit) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Current
Federal					$ 37	$ 0	$ 0
State					(46)	28	34
Foreign					4,139	316	99
Total current					4,130	344	133
Deferred
Federal					(110)	80	33
State					15	4	1
Foreign					(901)	(72)	(1,200)
Total deferred			$ (12)	$ 0	(996)	12	(1,166)
Provision for (benefit from) income taxes	$ 1,945	$ 121	$ 2,653	$ (22)	$ 3,134	$ 356	$ (1,033)